Equity-Accounted Investments in Canadian Residential Developments - Change in the Balances Equity-accounted Investments (Details) - Equity-accounted investments in Canadian residential developments - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Accounted Investments [Roll Forward]
Opening balance	$ 74,955	$ 55,408
Advances	30,089	4,294
Distributions	(14,772)	0
Income from equity-accounted investments in Canadian residential developments	8,200	13,378
Translation adjustment	203	1,875
Balance, end of year	$ 98,675	$ 74,955